SCHEDULE OF INVESTMENTS
Small Cap Core (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Media & Services – 3.1%
Groupon, Inc.(A)	31	$1,580
TripAdvisor, Inc.(A)	81	4,358

		5,938

Total Communication Services – 3.1%		5,938

Consumer Discretionary
Apparel Retail – 4.7%
American Eagle Outfitters, Inc.	77	2,255
Boot Barn Holdings, Inc.(A)	39	2,413
Gap, Inc. (The)	151	4,484

		9,152

Auto Parts & Equipment – 3.1%
Dana Holding Corp.	74	1,812
Visteon Corp.(A)	34	4,133

		5,945

Automotive Retail – 2.4%
Murphy USA, Inc.	23	3,273
Vroom, Inc.(A)	33	1,306

		4,579

Footwear – 3.0%
Skechers USA, Inc.(A)	138	5,737

Home Furnishings – 0.3%
Purple Innovation, Inc.(A)	21	674

Homebuilding – 2.2%
TopBuild Corp.(A)	20	4,289

Restaurants – 1.4%
Brinker International, Inc.	39	2,758

Total Consumer Discretionary – 17.1%		33,134

Consumer Staples
Agricultural Products – 0.9%
Darling International, Inc.(A)	25	1,851

Total Consumer Staples – 0.9%		1,851

Energy
Oil & Gas Equipment & Services – 0.5%
TechnipFMC plc(A)	129	995

Oil & Gas Exploration & Production – 1.4%
Cimarex Energy Co.	44	2,613

Total Energy – 1.9%		3,608

Financials
Investment Banking & Brokerage – 2.6%
LPL Investment Holdings, Inc.	35	4,946

Property & Casualty Insurance – 1.0%
Kemper Corp.	24	1,908

Regional Banks – 10.4%
BankUnited, Inc.	65	2,858
First Horizon Corp.	200	3,383
Pinnacle Financial Partners, Inc.	55	4,862
TCF Financial Corp.	92	4,286
Webster Financial Corp.	87	4,780

		20,169

Specialized Finance – 1.2%
Vesper Healthcare Acquisition Corp., Class A(A)	217	2,347

Thrifts & Mortgage Finance – 2.4%
Essent Group Ltd.	99	4,702

Total Financials – 17.6%		34,072

Health Care
Biotechnology – 4.2%
ChemoCentryx, Inc.(A)	14	727
Halozyme Therapeutics, Inc.(A)	96	4,011
Insmed, Inc.(A)	41	1,393
Vericel Corp.(A)(B)	37	2,052

		8,183

Health Care Equipment – 2.9%
Cryoport, Inc.(A)	15	780
Envista Holdings Corp.(A)	118	4,806

		5,586

Health Care Facilities – 3.1%
Encompass Health Corp.	73	5,978

Health Care Supplies – 2.5%
SI-BONE, Inc.(A)	80	2,544
Sientra, Inc.(A)	316	2,305

		4,849

Health Care Technology – 2.5%
Tabula Rasa HealthCare, Inc.(A)(B)	104	4,774

Life Sciences Tools & Services – 1.9%
Maravai LifeSciences Holdings, Inc., Class A(A)	101	3,616

Managed Health Care – 0.5%
HealthEquity, Inc.(A)	14	954

Pharmaceuticals – 0.9%
Pacira Pharmaceuticals, Inc.(A)	26	1,835

Total Health Care – 18.5%		35,775

Industrials

Agricultural & Farm Machinery – 1.9%
AGCO Corp.	25	3,631

Construction & Engineering – 2.3%
Valmont Industries, Inc.	19	4,566

Electrical Components & Equipment – 2.6%
Regal-Beloit Corp.	35	5,054

Environmental & Facilities Services – 1.8%
Clean Harbors, Inc.(A)	41	3,479

Industrial Machinery – 1.1%
Kornit Digital Ltd.(A)	21	2,101

Marine – 0.8%
Kirby Corp.(A)	26	1,559

Research & Consulting Services – 1.8%
ICF International, Inc.	40	3,475

Trading Companies & Distributors – 5.5%
Beacon Roofing Supply, Inc.(A)	104	5,450

Triton International Ltd.	96	5,258

		10,708

Trucking – 2.9%
Knight Transportation, Inc.	82	3,962
Yellow Corp.(A)	180	1,583

		5,545

Total Industrials – 20.7%		40,118

Information Technology
Application Software – 4.2%
2U, Inc.(A)	163	6,233
Q2 Holdings, Inc.(A)	20	1,972

		8,205

Data Processing & Outsourced Services – 2.2%
EVERTEC, Inc.	112	4,169

Electronic Components – 1.0%
Knowles Corp.(A)	92	1,914

Internet Services & Infrastructure – 1.6%
Switch, Inc., Class A	186	3,032

Semiconductor Equipment – 1.7%
Brooks Automation, Inc.	40	3,299

Semiconductors – 0.8%
Allegro MicroSystems, Inc.(A)	60	1,524

Systems Software – 1.9%
Varonis Systems, Inc.(A)	73	3,741

Total Information Technology – 13.4%		25,884

Materials
Commodity Chemicals – 2.4%

Cabot Corp.	89	4,660

Diversified Chemicals – 1.3%
Huntsman Corp.	89	2,567

Specialty Chemicals – 2.3%
Element Solutions, Inc.	239	4,366

Total Materials – 6.0%		11,593

TOTAL COMMON STOCKS – 99.2%		$191,973
(Cost: $150,766)

SHORT-TERM SECURITIES

Money Market Funds(D) – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	2,401	2,401

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	544	544

		2,945

TOTAL SHORT-TERM SECURITIES – 1.5%		$2,945

(Cost: $2,945)

TOTAL INVESTMENT SECURITIES – 100.7%		$194,918

(Cost: $153,711)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(1,430)

NET ASSETS – 100.0%		$193,488

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $6,453 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$191,973	$—	$—
Short-Term Securities	2,945	—	—
Total	$194,918	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$153,711

Gross unrealized appreciation	42,339
Gross unrealized depreciation	(1,132)

Net unrealized appreciation	$41,207